Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	90,000,000	60,000,000
Ordinary shares, shares issued	23,228,941	15,379,042
Ordinary shares, shares outstanding	23,228,941	15,379,042